CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	May. 02, 2015	May. 03, 2014	Apr. 27, 2013
(Increase) decrease in minimum pension liability deferred tax benefit (expense)	$ 1,896	$ (3,001)	$ 38